Fair values of the Corporation's financial instruments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount
Cash and due from banks		$ 23,443
Cash and due from banks		23,443
Interest-bearing deposits in other banks		31,953
Federal funds sold		15,000
Federal Home Loan Bank and Federal Reserve Bank stock		3,879
Securities available-for-sale		345,718
Securities held-to-maturity		31,755
Loans held for sale		2,456
Loans, net		558,350
Accrued interest receivable		4,060
Non-interest bearing deposits		169,136
Interest bearing deposits		763,713
Repurchase agreements		17,068
Advances from Federal Home Loan Bank		10,100
Accrued interest payable		754
Commitments to extend credit and letters of credit		0
Cash and due from banks	20,391
Interest-bearing deposits in other banks	25,167
Federal funds sold	9,850
Federal Home Loan Bank and Federal Reserve Bank stock	3,879
Securities available-for-sale	329,714
Securities held-to-maturity	27,839
Loans held for sale	327
Loans, net	598,171
Accrued interest receivable	4,183
Non-interest bearing deposits	179,823
Interest bearing deposits	777,514
Repurchase agreements	18,095
Accrued interest payable	663
Commitments to extend credit and letters of credit	0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash and due from banks		23,443
Cash and due from banks		23,443
Interest-bearing deposits in other banks		31,953
Federal funds sold		15,000
Loans held for sale		2,456
Non-interest bearing deposits		169,136
Cash and due from banks	20,391
Interest-bearing deposits in other banks	25,167
Federal funds sold	9,850
Loans held for sale	327
Non-interest bearing deposits	179,823
Significant Other Observable Inputs (Level 2)
Federal Home Loan Bank and Federal Reserve Bank stock		3,879
Securities available-for-sale		345,718
Securities held-to-maturity		33,420
Accrued interest receivable		4,060
Interest bearing deposits		766,043
Repurchase agreements		17,068
Advances from Federal Home Loan Bank		10,215
Accrued interest payable		754
Federal Home Loan Bank and Federal Reserve Bank stock	3,879
Securities available-for-sale	329,714
Securities held-to-maturity	28,595
Accrued interest receivable	4,183
Interest bearing deposits	778,682
Repurchase agreements	18,095
Accrued interest payable	663
Significant Unobservable Inputs (Level 3)
Loans, net		572,277
Loans, net	$ 607,113